UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811- 22056
John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)
200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)
Salvatore Schiavone
Treasurer
200 Berkeley Street
Boston, Massachusetts 02116
(Name and address of agent for service) Registrant's telephone number, including area code:
617-543-9634
Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual report
John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Closed-end international equity
Ticker: HTY
April 30, 2023

A
message
to shareholders
Dear shareholders,
The world equity markets performed well during the six months ended April 30, 2023, as stocks climbed to recapture a healthy portion of the ground they had lost over the first nine months of 2022. Investors were primarily encouraged by the shifting tone of central banks’ communications surrounding interest-rate policy. Whereas the extent and duration of rate increases appeared largely open-ended for much of last year, by late 2022 the markets had grown more confident that the U.S. Federal Reserve and other developed market central banks would soon shift to a neutral policy.
Stocks were also well supported by the fact that global economic growth—while slowing—remained in positive territory. Growth stocks performed particularly well in this environment, as the prospect of a peak in rates prompted investors to rotate back into the types of faster-growing companies that had lagged considerably for most of last year. Europe was a top performer at the regional level, as the economy held up much better than investors had anticipated in the wake of the ongoing conflict between Russia and Ukraine.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

2	Your fund at a glance
3	Portfolio summary
5	Fund’s investments
9	Financial statements
12	Financial highlights
13	Notes to financial statements
18	Investment objective, principal investment strategies, and principal risks
22	Additional information
25	Shareholder meeting
26	More information
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide total return consisting of a high level of current income and gains and long-term capital appreciation. The fund will seek to achieve favorable after-tax returns for shareholders by seeking to minimize the U.S. federal income-tax consequences on income and gains generated by the fund.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The performance data contained within this material represents past performance, which does not guarantee future results.
Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may increase when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
Broadcom, Inc.	2.3
Microsoft Corp.	2.1
AbbVie, Inc.	2.1
Deutsche Telekom AG	2.1
Analog Devices, Inc.	1.9
Coca-Cola Europacific Partners PLC	1.8
IBM Corp.	1.8
TotalEnergies SE	1.8
Hasbro, Inc.	1.7
Restaurant Brands International, Inc.	1.7
TOTAL	19.3
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

TOP 10 COUNTRIES AS OF 4/30/2023 (% of net assets)
United States	53.0
United Kingdom	10.4
Germany	8.3
France	7.6
Canada	7.5
Switzerland	3.1
South Korea	1.9
Italy	1.3
Japan	1.1
Norway	1.1
TOTAL	95.3
Cash and cash equivalents are not included.
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 98.2%		$59,100,098
(Cost $58,064,100)
Austria 0.8%		487,740
BAWAG Group AG (A)(B)	10,000	487,740
Canada 7.5%		4,500,521
BCE, Inc.	11,500	552,740
Enbridge, Inc.	15,400	612,317
Fortis, Inc.	7,600	333,708
Great-West Lifeco, Inc.	13,800	392,350
Nutrien, Ltd.	7,300	506,620
Restaurant Brands International, Inc.	14,600	1,023,898
Royal Bank of Canada	5,700	565,898
TELUS Corp.	24,200	512,990
France 7.6%		4,596,507
AXA SA	30,100	982,470
Danone SA	5,046	333,963
Orange SA	52,400	682,034
Sanofi	9,100	980,691
TotalEnergies SE	16,600	1,060,739
Vinci SA	4,500	556,610
Germany 8.3%		4,965,354
Allianz SE	2,800	703,099
Bayer AG	14,107	931,010
Deutsche Post AG	16,400	788,833
Deutsche Telekom AG	51,190	1,234,282
Muenchener Rueckversicherungs-Gesellschaft AG	2,200	826,820
Siemens AG	2,920	481,310
Hong Kong 0.3%		174,861
China Resources Gas Group, Ltd.	55,400	174,861
Ireland 0.9%		563,890
Medtronic PLC	6,200	563,890
Italy 1.3%		780,298
Snam SpA	140,400	780,298
Japan 1.1%		686,414
Bridgestone Corp.	9,400	377,488
Toyota Motor Corp.	22,500	308,926
Norway 1.1%		647,619
Orkla ASA	90,100	647,619
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	5

	Shares	Value
South Korea 1.9%		$1,117,479
Hyundai Glovis Company, Ltd.	2,600	318,943
Samsung Electronics Company, Ltd., GDR (A)	400	495,651
SK Telecom Company, Ltd.	8,500	302,885
Switzerland 3.1%		1,865,598
Nestle SA	4,200	538,816
Novartis AG	9,603	982,328
Roche Holding AG	1,100	344,454
Taiwan 0.9%		556,380
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	6,600	556,380
United Kingdom 10.4%		6,229,989
AstraZeneca PLC, ADR	12,331	902,876
BAE Systems PLC	46,400	591,135
British American Tobacco PLC	27,000	997,536
Coca-Cola Europacific Partners PLC	17,100	1,102,437
GSK PLC	33,920	611,685
Imperial Brands PLC	13,400	331,705
National Grid PLC	44,750	641,622
Schroders PLC	55,700	341,157
Unilever PLC	12,748	709,836
United States 53.0%		31,927,448
AbbVie, Inc.	8,400	1,269,408
Air Products & Chemicals, Inc.	1,100	323,796
American Electric Power Company, Inc.	8,100	748,602
Analog Devices, Inc.	6,200	1,115,256
Apple, Inc.	3,100	526,008
AT&T, Inc.	28,800	508,896
Bank of America Corp.	11,100	325,008
Broadcom, Inc.	2,200	1,378,302
Chevron Corp.	1,900	320,302
Cisco Systems, Inc.	18,500	874,125
Columbia Banking System, Inc.	18,000	384,480
Cummins, Inc.	2,300	540,592
CVS Health Corp.	6,300	461,853
Dell Technologies, Inc., Class C	8,800	382,712
Dow, Inc.	10,600	576,640
Duke Energy Corp.	3,700	365,856
Eaton Corp. PLC	2,400	401,088
Eli Lilly & Company	900	356,274
Emerson Electric Company	5,100	424,626
Entergy Corp.	4,200	451,836
Evergy, Inc.	8,600	534,146
Hasbro, Inc.	17,400	1,030,428
6	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
IBM Corp.	8,600	$1,087,126
International Flavors & Fragrances, Inc.	3,400	329,664
Johnson & Johnson	2,000	327,400
JPMorgan Chase & Co.	6,108	844,370
KeyCorp	48,100	541,606
KLA Corp.	1,400	541,156
Lazard, Ltd., Class A	17,600	550,880
Leggett & Platt, Inc.	10,900	352,179
Linde PLC	1,000	369,450
Lockheed Martin Corp.	700	325,115
LyondellBasell Industries NV, Class A	6,500	614,965
Merck & Company, Inc.	3,700	427,239
MetLife, Inc.	10,134	621,518
Microsoft Corp.	4,166	1,280,045
MSC Industrial Direct Company, Inc., Class A	10,300	934,519
NetApp, Inc.	8,900	559,721
NextEra Energy, Inc.	7,000	536,410
NiSource, Inc.	23,600	671,656
Omnicom Group, Inc.	4,000	362,280
Pfizer, Inc.	10,100	392,789
Philip Morris International, Inc.	8,500	849,745
Pinnacle West Capital Corp.	8,800	690,448
Raytheon Technologies Corp.	3,800	379,620
Texas Instruments, Inc.	3,700	618,640
The Coca-Cola Company	5,700	365,655
The Home Depot, Inc.	1,100	330,594
The PNC Financial Services Group, Inc.	2,400	312,600
Truist Financial Corp.	12,200	397,476
U.S. Bancorp	11,500	394,220
United Parcel Service, Inc., Class B	2,400	431,544
UnitedHealth Group, Inc.	700	344,463
Vail Resorts, Inc.	1,400	336,728
Verizon Communications, Inc.	17,800	691,174
Walmart, Inc.	3,100	468,007
WEC Energy Group, Inc.	3,600	346,212

	Yield (%)	Shares	Value
Short-term investments 0.8%			$486,008
(Cost $486,008)
Short-term funds 0.8%			486,008
State Street Institutional Treasury Money Market Fund, Premier Class	4.6703(C)	486,008	486,008

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	7

Total investments (Cost $58,550,108) 99.0%	$59,586,106
Other assets and liabilities, net 1.0%	624,357
Total net assets 100.0%	$60,210,463

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 4-30-23.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $73,345,294. Net unrealized depreciation aggregated to $13,759,188, of which $2,933,177 related to gross unrealized appreciation and $16,692,365 related to gross unrealized depreciation.
8	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES
 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $58,550,108)	$59,586,106
Foreign currency, at value (Cost $22,769)	22,732
Dividends and interest receivable	601,897
Receivable for investments sold	22,497
Other assets	73,096
Total assets	60,306,328
Liabilities
Payable for investments purchased	2,958
Payable to affiliates
Accounting and legal services fees	3,503
Trustees’ fees	83
Other liabilities and accrued expenses	89,321
Total liabilities	95,865
Net assets	$60,210,463
Net assets consist of
Paid-in capital	$94,751,073
Total distributable earnings (loss)	(34,540,610)
Net assets	$60,210,463

Net asset value per share
Based on 10,921,751 shares of beneficial interest outstanding - unlimited number of shares authorized with $0.01 par value	$5.51
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	9

STATEMENT OF OPERATIONS
For the six months ended
 4-30-23 (unaudited)

Investment income
Dividends	$1,972,387
Interest	24,397
Less foreign taxes withheld	(90,699)
Total investment income	1,906,085
Expenses
Investment management fees	268,810
Accounting and legal services fees	5,696
Transfer agent fees	8,920
Trustees’ fees	26,563
Custodian fees	11,735
Printing and postage	16,934
Professional fees	68,027
Stock exchange listing fees	11,760
Other	4,924
Total expenses	423,369
Less expense reductions	(2,146)
Net expenses	421,223
Net investment income	1,484,862
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	386,998
386,998
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,865,926
3,865,926
Net realized and unrealized gain	4,252,924
Increase in net assets from operations	$5,737,786
10	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$1,484,862	$3,240,675
Net realized gain (loss)	386,998	(7,174,497)
Change in net unrealized appreciation (depreciation)	3,865,926	(1,803,430)
Increase (decrease) in net assets resulting from operations	5,737,786	(5,737,252)
Distributions to shareholders
From earnings	(3,494,960) 1	(3,212,941)
From tax return of capital	—	(3,775,778)
Total distributions	(3,494,960)	(6,988,719)
Fund share transactions
Issued pursuant to Dividend Reinvestment Plan	—	24,180
Total increase (decrease)	2,242,826	(12,701,791)
Net assets
Beginning of period	57,967,637	70,669,428
End of period	$60,210,463	$57,967,637
Share activity
Shares outstanding
Beginning of period	10,921,751	10,917,997
Issued pursuant to Dividend Reinvestment Plan	—	3,754
End of period	10,921,751	10,921,751

1	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	11

Financial highlights
Period ended	4-30-23 1	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$5.31	$6.47	$5.78	$7.61	$7.63	$8.90
Net investment income 2	0.14	0.30	0.32	0.36	0.42	0.41
Net realized and unrealized gain (loss) on investments	0.38	(0.82)	1.01	(1.55)	0.19	(0.86)
Total from investment operations	0.52	(0.52)	1.33	(1.19)	0.61	(0.45)
Less distributions
From net investment income	(0.32) 3	(0.29)	(0.32)	(0.35)	(0.42)	(0.41)
From tax return of capital	—	(0.35)	(0.32)	(0.29)	(0.22)	(0.41)
Total distributions	(0.32)	(0.64)	(0.64)	(0.64)	(0.64)	(0.82)
Anti-dilutive impact of repurchase plan	—	—	—	— 4,5	0.01 5	—
Net asset value, end of period	$5.51	$5.31	$6.47	$5.78	$7.61	$7.63
Per share market value, end of period	$4.84	$4.71	$6.37	$4.75	$6.93	$6.91
Total return at net asset value (%) 6,7	10.56 8	(8.16)	23.93	(14.79)	9.45	(5.45)
Total return at market value (%) 6	9.49 8	(17.26)	48.48	(23.10)	10.06	(15.04)
Ratios and supplemental data
Net assets, end of period (in millions)	$60	$58	$71	$63	$83	$84
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42 9	1.38	1.42	1.32	1.35	1.35
Expenses including reductions	1.41 9	1.37	1.42	1.31	1.34	1.34
Net investment income	4.97 9	4.93	4.85	5.43	5.60	4.90
Portfolio turnover (%)	151	311	302	301	260	208

1	Six months ended 4-30-23. Unaudited.
2	Based on average daily shares outstanding.
3	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
4	Less than $0.005 per share.
5	The repurchase plan was completed at an average repurchase price of $6.97 for 24,933 shares and $6.80 for 106,001 shares for the periods ended 10-31-20 and 10-31-19, respectively.
6	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
7	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
8	Not annualized.
9	Annualized.
12	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1
—
Organization
John Hancock Tax-Advantaged Global Shareholder Yield Fund (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
In 2012, 2015, 2018 and 2021, the fund filed registration statements with the Securities and Exchange Commission (SEC), registering and/or carrying forward 1,200,000, 1,500,000, 1,000,000 and 1,000,000 common shares, respectively,through equity shelf offering programs. Under these programs, the fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the fund’s net asset value (NAV) per common share.
Note 2
—
Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation.
Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	13

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$487,740	—	$487,740	—
Canada	4,500,521	$4,500,521	—	—
France	4,596,507	—	4,596,507	—
Germany	4,965,354	—	4,965,354	—
Hong Kong	174,861	—	174,861	—
Ireland	563,890	563,890	—	—
Italy	780,298	—	780,298	—
Japan	686,414	—	686,414	—
Norway	647,619	—	647,619	—
South Korea	1,117,479	—	1,117,479	—
Switzerland	1,865,598	—	1,865,598	—
Taiwan	556,380	556,380	—	—
United Kingdom	6,229,989	2,005,313	4,224,676	—
United States	31,927,448	31,927,448	—	—
Short-term investments	486,008	486,008	—	—
Total investments in securities	$59,586,106	$40,039,560	$19,546,546	—
Real estate investment trusts.
The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income.
Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
14	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing.
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes.
The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdrafts.
Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses.
Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes.
The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2022, the fund has a long-term capital loss carryforward of $19,166,724 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains.
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	15

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3
—
Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4
—
Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee.
 The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to 0.90% of the fund’s average daily managed assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $2,146 for the six months ended April 30, 2023.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.89% of the fund’s average daily managed net assets.
Accounting and legal services.
Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily managed net assets.
Distributor.
The fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1.00% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The fund is not responsible for payment of commissions to the sub placement agent.
16	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT

Trustee expenses.
The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5
—
Fund share transactions
In December 31, 2018, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, between January 1, 2023 and December 31, 2023, up to 10% of its outstanding common shares as of December 31, 2022. The share repurchase plan will remain in effect between January 1, 2023 and December 31, 2023.
During the six months ended April 30, 2023 and the year ended October 31, 2022, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts, if any, are included on the Statements of changes in net assets. The anti-dilutive impacts of these share repurchases, if any, are included on the Financial highlights.
Transactions in common shares, if any, are presented in the Statements of changes in net assets. Proceeds received in connection with the shelf offering are net of commissions and offering costs. Total offering costs of $207,613 have been prepaid by the fund. As of April 30, 2023, $160,763 has been deducted from proceeds of shares issued and the remaining $46,850 is included in Other assets on the Statement of assets and liabilities.
Note 6
—
Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $87,888,371 and $89,149,379, respectively, for the six months ended April 30, 2023.
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	17

Investment objective, principal investment strategies, and principal risks

Unaudited
Investment Objective
The Fund’s investment objective is to provide total return consisting of a high level of current income and gains and long term capital appreciation. In pursuing its investment objective of total return, the Fund will seek to emphasize high current income. In pursuing its investment objective, the Fund seeks to achieve favorable after-tax returns for its shareholders by seeking to minimize the U.S. federal income tax consequences on income and gains generated by the Fund.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of dividend-paying securities of issuers located throughout the world. This policy is subject to the requirement that the manager believes at the time of investment that such securities are eligible to pay tax-advantaged dividends. This is a non-fundamental policy and may be changed by the Board of Trustees of the fund provided that shareholders are provided with at least 60 days prior written notice of any change as required by the rules under the 1940 Act. The Fund seeks to produce superior, risk-adjusted returns by using a disciplined, proprietary investment approach that is focused on identifying companies with strong free cash flow and that use their free cash flow to seek to maximize “shareholder yield” through dividend payments, stock repurchases and debt reduction. By assembling a diversified portfolio of securities which, in the aggregate, possess positive growth of free cash flow, high cash dividend yields, share buyback programs and net debt reductions, the Fund seeks to provide shareholders an attractive total return with less volatility than the global equity market as a whole. “Free cash flow” is the cash available for distribution to investors after all planned capital investment and taxes. The Advisor believes that free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value.
The relative portions of the Fund’s portfolio invested in securities of U.S. and non-U.S. issuers are expected to vary over time. Under normal market conditions, the Fund invests at least 40% of its total assets in securities of non-U.S. issuers, unless the manager deems market conditions and/or company valuations to be less favorable to non-U.S. issuers, in which case, the fund will invest at least 30% of its net assets in non-U.S. issuers. The Fund may invest up to 20% of its total assets in securities issued by companies located in emerging markets when Epoch, the Fund’s subadvisor, believes such companies offer attractive opportunities. The Fund may not invest more than 25% of its total assets in the securities of issuers in any single industry or group of related industries. The Fund may trade securities actively and may engage in short-term trading strategies. The Fund may invest up to 15% of its net assets in illiquid securities.
The Fund invests in global equity securities across a broad range of market capitalizations. The Fund generally invests in companies with a market capitalization (i.e., total market value of a company’s shares) of $500 million or greater at the time of purchase. The equity securities Epoch finds attractive generally have valuations lower than Epoch’s estimate of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures. In selecting securities for the Fund’s portfolio, Epoch focuses on dividend-paying common stocks and to a lesser extent preferred securities that produce an attractive level of tax-advantaged income. There can be no assurance as to the portion of the fund’s dividends  that  will  be  tax-advantaged. The Fund may seek to enhance the level of dividend income it receives by engaging in dividend capture trading.
The Fund may invest in securities of other open- and closed-end investment companies, including exchange traded funds, to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act. The Fund may lend its portfolio securities and invest in debt securities, including below investment-grade debt securities (also known as “junk bonds”).
18	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

The Advisor may also take into consideration environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment selection process. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
Principal Risks
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk.
There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund. For the fiscal year ended October 31, 2022, the fund’s aggregate distributions included a tax return of capital of $0.35 per share, or 54.03% of aggregate distributions, which may increase the potential tax gain or decrease the potential tax loss of a subsequent sale of shares of the fund.
Credit and counterparty risk.
The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Cybersecurity and operational risk.
Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk.
Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and affect fund performance. For example, the coronavirus disease (COVID-19) has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	19

arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Equity securities risk.
The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
ESG integration risk.
 The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
Exchange-traded funds (ETFs) risk.
The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its NAV. A fund bears ETF fees and expenses indirectly.
Fixed-income securities risk.
A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Foreign securities risk.
Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
High portfolio turnover risk.
Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Illiquid and restricted securities risk.
Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
20	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Investment company securities risk. The fund may invest in securities of other investment companies. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.
Large company risk.
Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk.
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities.
Lower-rated and high-yield fixed-income securities risk.
Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Preferred and convertible securities risk.
Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Small and mid-sized company risk.
Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	21

ADDITIONAL INFORMATION

Unaudited
The fund is a diversified, closed-end management investment company, common shares of which were initially offered to the public in 2007.
Dividends and distributions
During the six months ended April 30, 2023, distributions from net investment income totaling $0.3200 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions 1
December 30, 2022	$ 0.1600
March 31, 2023	0.1600
Total	$0.3200

1 A portion of the distributions may be deemed a tax return of capital at year end.
Dividend reinvestment plan
The fund’s Dividend Reinvestment Plan (the Plan) provides that distributions of dividends and capital gains are automatically reinvested in common shares of the fund by Computershare Trust Company, N.A. (the Plan Agent). Every shareholder holding at least one full share of the fund is entitled to participate in the Plan. In addition, every shareholder who became a shareholder of the fund after June 30, 2011, and holds at least one full share of the fund will be automatically enrolled in the Plan. Shareholders may withdraw from the Plan at any time and shareholders who do not participate in the Plan will receive all distributions in cash.
If the fund declares a dividend or distribution payable either in cash or in common shares of the fund and the market price of shares on the payment date for the distribution or dividend equals or exceeds the fund’s net asset value per share (NAV), the fund will issue common shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive shares purchased by the Plan Agent on participants’ behalf on the NYSE or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer shares being acquired than if the fund had issued new shares.
There are no brokerage charges with respect to common shares issued directly by the fund. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.
The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.
Shareholders participating in the Plan may buy additional shares of the fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s website at www.computershare.com/investor. The Plan Agent will mail a check (less applicable brokerage
22	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

trading fees) on settlement date. Pursuant to regulatory changes, effective September 5, 2017, the settlement date is changed from three business days after the shares have been sold to two business days after the shares have been sold. If shareholders choose to sell shares through their stockbroker, they will need to request that the Plan Agent electronically transfer those shares to their stockbroker through the Direct Registration System.
Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s website at www.computershare.com/investor. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If shareholders withdraw from the Plan, their shares will be credited to their account; or, if they wish, the Plan Agent will sell their full and fractional shares and send the shareholders the proceeds, less a transaction fee of $5 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.
Shareholders who hold at least one full share of the fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s website at www.computershare.com/investor. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If shareholders wish to participate in the Plan and their shares are held in the name of a brokerage firm, bank or other nominee, shareholders should contact their nominee to see if it will participate in the Plan. If shareholders wish to participate in the Plan, but their brokerage firm, bank or other nominee is unable to participate on their behalf, they will need to request that their shares be re-registered in their own name, or they will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by shareholders as representing the total amount registered in their name and held for their account by their nominee.
Experience under the Plan may indicate that changes are desirable. Accordingly, the fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the fund.
All correspondence or requests for additional information about the Plan should be directed to Computershare Trust Company, N.A., at the address stated below, or by calling 800-852-0218, 201-680-6578 (For International Telephone Inquiries) and 800-952-9245 (For the Hearing Impaired (TDD)).
The last reported sale price, NAV per share and percentage discount to NAV per share of the common shares as of April 30, 2023 were $4.84, $5.51 and (12.16)%, respectively. As of April 30, 2023, the fund had 10,921,751 common shares outstanding and net assets of the fund were $60,210,463.
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
Computershare
P.O. Box 43006
Providence, RI 02940-3078
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	23

Registered or Overnight Mail:
Computershare
150 Royall Street, Suite 101
Canton, MA 02021
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
24	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

SHAREHOLDER MEETING

The fund held its Annual Meeting of Shareholders on Tuesday, February 21, 2023. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FEBRUARY 21, 2023
Proposal:
 To elect one (1) Trustee (Noni L. Ellison) to serve for a one-year term ending at the 2024 Annual Meeting of Shareholders. To elect two (2) Trustees (Dean C. Garfield and Patricia Lizarraga) to serve for a two-year term ending at the 2025 Annual Meeting of Shareholders, and to elect six (6) Trustees (James R. Boyle, William H. Cunningham, Grace K. Fey, Paul Lorentz, Hassell H. McClellan, and Gregory A. Russo) to serve for a three-year term ending at the 2026 Annual Meeting of Shareholders.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	7,725,904.000	192,157.000
William H. Cunningham	7,614,769.000	303,292.000
Noni L. Ellison	7,649,875.000	268,186.000
Grace K. Fey	7,695,486.000	222,575.000
Dean C. Garfield	7,571,689.000	346,372.000
Patricia Lizarraga	7,644,022.000	274,039.000
Hassell H. McClellan	7,587,507.000	330,554.000
Gregory A. Russo	7,627,030.000	291,031.000

Non-Independent Trustees
Paul Lorentz	7,600,192.000	317,869.000
Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are: Andrew G. Arnott, Marianne Harrison, Deborah C. Jackson, Steven R. Pruchansky, and Frances G. Rathke.
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	25

More information
Trustees
Hassell H. McClellan,
Chairperson
Steven R. Pruchansky,
Vice Chairperson
Andrew G. Arnott
†

James R. Boyle
William H. Cunningham
*

Grace K. Fey
Noni L. Ellison
^

Dean C. Garfield
^

Marianne Harrison
†,#

Deborah C. Jackson
Patricia Lizarraga
*,^

Paul Lorentz
‡

Frances G. Rathke
*

Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Epoch Investment Partners, Inc. (Epoch)
Portfolio Managers
William W. Priest, CFA
Michael A. Welhoelter, CFA
John M. Tobin, Ph.D., CFA
Kera Van Valen, CFA
Distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
Computershare Shareowner Services, LLC
Legal counsel
K&L Gates LLP
Stock symbol
Listed New York Stock Exchange: HTY

†
 Non-Independent Trustee
* Member of the Audit Committee
^
Appointed to serve as Independent Trustee effective as of September 20, 2022.
#
 Ms. Harrison is retiring effective May 1, 2023.
‡
Appointed to serve as Non-Independent Trustee effective as of September 20, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as
monthly portfolio holdings
, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-852-0218	Regular mail:	Express mail:
jhinvestments.com	Computershare P.O. Box 43006 Providence, RI 02940-3078	Computershare 150 Royall St., Suite 101 Canton, MA 02021
26	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A
trusted
brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A
better way
to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results
for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
MF2879869	P14SA 4/23
6/2023

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

			Total number of	Maximum number of
	Total number of	Average price per	shares purchased	shares that may yet
			as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans
Nov-22	-	-	-	1,091,800
Dec-22	-	-	-	1,091,800
Jan-23	-	-	-	1,092,175
Feb-23	-	-	-	1,092,175
Mar-23	-	-	-	1,092,175
Apr-23	-	-	-	1,092,175
Total	-	-

*In December 2018, the Board of Trustees approved a share repurchase plan. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2022. The current share plan will remain in effect between January 1, 2023 and December 31, 2023.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

(c)(2) Registrant's notice to shareholders pursuant to Registrant's exemptive order granting an exemption from Section 19(b) of the Investment Company Act of 1940, as amended and Rule 19b-1 thereunder regarding distributions made pursuant to the Registrant's Managed Distribution Plan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 27, 2023
By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 27, 2023